Risk management and financial instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Risk management and financial instruments
Maximum credit risk exposure	R$ 298,965	R$ 218,929
Cash and cash equivalents
Risk management and financial instruments
Maximum credit risk exposure	116,884	63,742
Restricted cash
Risk management and financial instruments
Maximum credit risk exposure	10,891	6,403
Trade accounts receivable
Risk management and financial instruments
Maximum credit risk exposure	R$ 171,190	R$ 148,784